DISCONTINUED OPERATIONS (Details) - Discontinued operations for IST - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Assets of IST					$ 633,095	$ 616,263
Liabilities of IST					759,196
Net liabilities of IST recognized gain on disposal of discontinued operations					$ 126,101
Revenue	$ 0	$ 430,234	$ 0	$ 801,251
Cost of Sales	0	(254,727)	0	(527,399)
Gross Profit	0	175,507	0	273,852
Expenses	0	(142,361)	0	(365,330)
Interest Expense	0	(6,747)	0	(16,718)
Income taxes	0	0	0	0
Net Income	$ 0	$ (30,617)	$ 0	$ (108,196)